Restructuring Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of contingent liabilities [line items]
Expense of restructuring activities	$ 1,011	$ 1,947
Restructuring provision	0	557	$ 0
Payments	(1,568)	(1,390)
Production Facility Closure
Disclosure of contingent liabilities [line items]
Expense of restructuring activities	200	1,900
Workforce Reduction
Disclosure of contingent liabilities [line items]
Expense of restructuring activities	$ 800	$ 0